BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2021
Quality Detection Dogs Sweden AB [Member]
Schedule of allocation of purchase price as of purchase date
	SEK	U.S. Dollars
Current assets	140	17
Goodwill	1,178	146
Total identifiable assets acquired	1,318	163

Current liabilities	68	13
Total liabilities assumed	68	13

	1,250	150